UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 129.0%
Corporate — 10.7%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$4,996,036
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	517,005
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series A, 5.63%, 11/15/30	1,730	1,975,539
Series B, 5.63%, 11/15/30	485	544,893
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	9,055,691
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,744,369
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,908,330
		24,741,863
County/City/Special District/School District — 17.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,420,083
5.25%, 11/01/44	5,000	5,335,200
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,343,400
5.00%, 1/15/27	845	939,944
City of Perth Amboy, GO, Refunding(AGM):
5.00%, 7/01/17 (a)	820	896,154
5.00%, 7/01/33	755	786,136
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,447,981
5.50%, 10/01/29	5,085	6,522,682
County of Gloucester New Jersey Improvement Authority, RB, County Guaranteed Loan—County Capital Program, 5.00%, 4/01/38	1,000	1,089,040

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	$1,500	$1,614,300
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,330,688
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,650	1,841,582
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	731,412
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,586,867
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,018
5.00%, 12/01/16	5	5,016
Monroe Township Board of Middlesex Education, GO, Refunding, 5.00%, 3/01/38	1,625	1,848,031
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	1,000	1,112,470
		39,856,004
Education — 27.9%
New Jersey EDA, RB:
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,120,780
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,676,085
Series A, 6.20%, 10/01/44	235	242,424
Series A, 6.30%, 10/01/49	375	386,768
The Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,239,016
New Jersey EDA, Refunding RB, Series A (b):
5.88%, 8/01/44	780	805,771
6.00%, 8/01/49	555	572,227

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	$3,925	$4,159,009
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,256,725
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,718,122
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,063,370
Kean University, Series A, 5.50%, 9/01/36	4,500	5,125,455
Montclaire State University, Series A, 5.00%, 7/01/44	6,790	7,628,022
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,405,788
Ramapo College, Series B, 5.00%, 7/01/42	340	371,175
Rider University, Series A, 5.00%, 7/01/32	1,000	1,072,210
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,000,538
Seton Hall University, Series D, 5.00%, 7/01/38	395	435,436
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	1,300	1,603,589
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	1,625	2,028,683
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	4,045	4,458,520
Series 1A, 5.00%, 12/01/25	840	887,972
Series 1A, 5.00%, 12/01/26	530	559,086
Series 1A, 5.25%, 12/01/32	900	971,316
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	3,040	3,377,683
5.00%, 7/01/45	4,435	4,947,597

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$5,870	$6,597,586
		64,710,953
Health — 10.4%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	643,383
New Jersey Health Care Facilities Financing Authority, RB:
Children's Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,553,475
Hunterdon Medical Center, Series A, 5.13%, 7/01/16 (a)	1,950	2,058,791
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	945	1,008,485
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,640,938
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,787,775
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,913,210
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,140,940
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,098,850
South Jersey Hospital, 5.00%, 7/01/36	385	396,419
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,150	4,307,036
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,090	1,251,331

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$3,030	$3,441,898
		24,242,531
Housing — 3.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,408,425
S/F Housing, Series AA, 6.50%, 10/01/38	235	243,991
S/F Housing, Series CC, 5.00%, 10/01/34	1,795	1,875,362
S/F Housing, Series U, AMT, 4.95%, 10/01/32	260	264,753
S/F Housing, Series U, AMT, 5.00%, 10/01/37	265	268,734
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,083,358
		7,144,623
State — 18.2%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (c):
0.00%, 11/01/23	1,460	1,187,929
0.00%, 11/01/28	4,540	2,988,864
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,374,480
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,257,256
School Facilities Construction (AGC), 5.50%, 12/15/18 (a)	2,345	2,706,083
School Facilities Construction (AGC), 5.50%, 12/15/34	1,320	1,494,385
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,791,681
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,380,678
School Facilities Construction, Series Y, 5.00%, 9/01/33	880	941,327

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.00%, 1/01/34	$500	$517,390
Cigarette Tax, 5.00%, 6/15/26	440	488,396
Cigarette Tax, 5.00%, 6/15/28	720	787,471
Cigarette Tax, 5.00%, 6/15/29	1,760	1,915,883
Lions Gate Project, 5.25%, 1/01/44	315	328,454
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,277,890
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,062,680
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,237,540
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,475,467
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	1,100	1,225,818
State of New Jersey, GO, 5.00%, 6/01/28	2,425	2,773,763
		42,213,435
Transportation — 40.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,940,714
Series D, 5.00%, 1/01/40	1,535	1,694,824
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	8,420	9,312,015
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35	4,870	5,159,375
Series A, 5.00%, 1/01/38	10,750	11,864,452
Series A, 5.00%, 1/01/43	610	669,981
Series E, 5.25%, 1/01/40	2,525	2,795,932
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,104,760

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	$4,140	$1,419,275
Transportation Program, Series AA, 5.25%, 6/15/33	5,935	6,351,518
Transportation Program, Series AA, 5.00%, 6/15/38	1,790	1,867,185
Transportation System, 6.00%, 12/15/38	1,950	2,221,811
Transportation System, Series A, 6.00%, 6/15/35	6,030	7,251,196
Transportation System, Series A, 5.88%, 12/15/38	3,650	4,096,614
Transportation System, Series A, 5.50%, 6/15/41	5,500	6,025,250
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,137,400
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,439,375
Transportation System, Series AA, 5.50%, 6/15/39	5,520	6,009,403
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	268,813
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,009,500
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,175,902
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,698,970
152nd Series, AMT, 5.25%, 11/01/35	240	262,750
166th Series, 5.25%, 7/15/36	4,000	4,511,280
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,633,320
		92,921,615
Utilities — 1.4%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (c)	6,000	3,254,460
Total Municipal Bonds — 129.0%		299,085,484

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey — 29.5%
County/City/Special District/School District — 6.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$12,820	$13,995,081
Education — 1.0%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,249,351
State — 7.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,773,949
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34 (a)	1,185	1,406,061
6.00%, 12/15/34	2,415	2,763,261
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (e)	5,230	5,560,120
		16,503,391
Transportation — 15.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	9,734,369
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,464,080
Series B, 5.25%, 6/15/36 (e)	5,001	5,270,804
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	12,096,562
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	4,120,460
		35,686,275
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5%		68,434,098
Total Long-Term Investments (Cost — $340,648,206) — 158.5%		367,519,582

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.01% (f)(g)	1,747,044	$1,747,044
Total Short-Term Securities (Cost — $1,747,044) — 0.7%		1,747,044

Value
Total Investments (Cost — $342,395,250*) — 159.2%	$369,266,626
Other Assets Less Liabilities — 2.0%	4,431,307
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.1%)	(39,569,104)
VRDP Shares, at Liquidation Value — (44.1%)	(102,200,000)
Net Assets Applicable to Common Shares — 100.0%	$231,928,829

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$303,519,833

Gross unrealized appreciation	$27,767,166
Gross unrealized depreciation	(1,573,892)

Net unrealized appreciation	$26,193,274

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $14,350,925.
(f)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF New Jersey Municipal Money Fund	2,287,613	(540,569)	1,747,044	$30

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(189)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$24,262,875	$(213,605)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.
BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	6

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

As of April 30, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$367,519,582	—	$367,519,582
Short-Term Securities	$1,747,044			1,747,044
Total	$1,747,044	$367,519,582	—	$369,266,626

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(213,605)	—	—	$(213,605)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$268,000	—	—	$268,000
Liabilities:
TOB trust certificates	—	$(39,553,519)	—	(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)
Total	$268,000	$(141,753,519)	—	$(141,485,519)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2015	7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
.	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized

BlackRock MuniYield New Jersey Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2015